UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [_]; Amendment Number:
      This Amendment (Check only one.): [_] is a restatement
                                        [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain             Chicago, IL                  8/8//11
    [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/11



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   74

FORM 13F INFORMATION TABLE VALUE TOTAL:   $2,021,659
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.     13F FILE NUMBER       NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                                   00724f101    49464  1572795 SH       Sole                                    1572795
Advance Auto Parts                              00751y106    25993   444400 SH       Sole                                     444400
Amazon                                          023135106    48082   235130 SH       Sole                                     235130
American Tower                                  029912201    48696   930560 SH       Sole                                     930560
Apple                                           037833100    83432   248555 SH       Sole                                     248555
Automatic Data Processing                       053015103    15896   301745 SH       Sole                                     301745
Berkshire Hathaway Class B                      084670702    48850   631223 SH       Sole                                     631223
BioMarin                                        09061g101     3204   117750 SH       Sole                                     117750
BlackRock                                       09247x101    23116   120515 SH       Sole                                     120515
Cameron Intl                                    13342b105     4936    98150 SH       Sole                                      98150
Children's Place                                168905107     3590    80700 SH       Sole                                      80700
Cisco Systems                                   17275r102    52764  3380155 SH       Sole                                    3380155
Citrix Systems                                  177376100    92116  1151445 SH       Sole                                    1151445
Copart, Inc.                                    217204106     1652    35450 SH       Sole                                      35450
Costco                                          22160k105    27423   337555 SH       Sole                                     337555
Covidien                                        G2554F113    74596  1401395 SH       Sole                                    1401395
DENTSPLY Intl                                   249030107     1750    45950 SH       Sole                                      45950
Diamond Foods                                   252603105     2653    34750 SH       Sole                                      34750
Disney                                          254687106    16519   423120 SH       Sole                                     423120
Donaldson                                       257651109     4272    70400 SH       Sole                                      70400
Expeditors International                        302130109    22363   436855 SH       Sole                                     436855
Exxon Mobil                                     30231G102    70517   866510 SH       Sole                                     866510
Fiserv, Inc.                                    337738108     4381    69950 SH       Sole                                      69950
General Electric                                369604103      218    11575 SH       Sole                                      11575
Global Payments                                 37940X102     2853    55950 SH       Sole                                      55950
Google                                          38259p508    43584    86070 SH       Sole                                      86070
Greenhill & Co.                                 395259104    15724   292155 SH       Sole                                     292155
H.J. Heinz                                      423074103    21884   410730 SH       Sole                                     410730
Halliburton Company                             406216101    57371  1124930 SH       Sole                                    1124930
Hansen Natural                                  411310105    26383   325915 SH       Sole                                     325915
Healthcare Services Group                       421906108     2336   143750 SH       Sole                                     143750
Heartland Express                               422347104     2676   161600 SH       Sole                                     161600
Honeywell International                         438516106    43088   723075 SH       Sole                                     723075
Hospira                                         441060100    37806   667240 SH       Sole                                     667240
IHS                                             451734107    28081   336625 SH       Sole                                     336625
Intel                                           458140100    17468   788270 SH       Sole                                     788270
Intl Business Machines                          459200101    49641   289370 SH       Sole                                     289370
Iron Mountain                                   462846106     4889   143400 SH       Sole                                     143400
Jacobs Engineering Group                        469814107     2188    50600 SH       Sole                                      50600
Laboratory Corporation of Amer                  50540R409    56519   583930 SH       Sole                                     583930
Linear Technology                               535678106     1593    48250 SH       Sole                                      48250
McCormick & Co.                                 579780206     3006    60650 SH       Sole                                      60650
Mead Johnson                                    582839106    29983   443870 SH       Sole                                     443870
MICROS Systems                                  594901100    30556   614695 SH       Sole                                     614695
Microsoft                                       594918104    24390   938095 SH       Sole                                     938095
MSC Industrial Direct                           553530106    19246   290245 SH       Sole                                     290245
NIKE                                            654106103    49274   547615 SH       Sole                                     547615
Noble Corporation                               H5833N103    20084   509610 SH       Sole                                     509610
Occidental Petroleum                            674599105    62612   601810 SH       Sole                                     601810
Paychex                                         704326107     1064    34625 SH       Sole                                      34625
PepsiCo                                         713448108    32676   463955 SH       Sole                                     463955
Portfolio Recovery Associates                   73640q105     2925    34500 SH       Sole                                      34500
Praxair                                         74005p104    42257   389860 SH       Sole                                     389860
Procter & Gamble                                742718109    15904   250175 SH       Sole                                     250175
QEP Resources Inc.                              74733v100    30886   738375 SH       Sole                                     738375
QUALCOMM                                        747525103    73129  1287705 SH       Sole                                    1287705
Questar Corporation                             748356102     1850   104450 SH       Sole                                     104450
Range Resources                                 75281A109    90193  1625100 SH       Sole                                    1625100
Roper Industries                                776696106    32093   385275 SH       Sole                                     385275
Ross Stores                                     778296103     2315    28900 SH       Sole                                      28900
Sigma-Aldrich                                   826552101     3849    52450 SH       Sole                                      52450
Southwestern Energy                             845467109    48733  1136505 SH       Sole                                    1136505
Symantec Corporation                            871503108     1678    85100 SH       Sole                                      85100
TD Ameritrade                                   87236y108    29309  1502250 SH       Sole                                    1502250
Tiffany & Co.                                   886547108     5787    73700 SH       Sole                                      73700
Tim Hortons ADR                                 88706m103     3700    75800 SH       Sole                                      75800
Tupperware Brands                               899896104     4593    68100 SH       Sole                                      68100
United Technologies                             913017109    26765   302395 SH       Sole                                     302395
UPS                                             911312106    22316   305990 SH       Sole                                     305990
Visa                                            92826c839    41944   497790 SH       Sole                                     497790
WABCO                                           92927k102     6167    89300 SH       Sole                                      89300
Waters Corporation                              941848103    62007   647660 SH       Sole                                     647660
Yum! Brands                                     988498101    57900  1048145 SH       Sole                                    1048145
Zebra Technologies                              989207105     1898    45000 SH       Sole                                      45000